Schedule V Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation allowance on deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 193	$ 133	$ 155
Additions: Charged to costs and expenses	0	7	0
Additions: Assumed through acquisitions	0	66	0
Deductions	(121)	(13)	(22)
Balance at end of year	72	193	133
Valuation allowance on mortgage loans
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	2	1	1
Additions: Charged to costs and expenses	0	0	1
Additions: Assumed through acquisitions	0	1	0
Deductions	0	0	(1)
Balance at end of year	$ 2	$ 2	$ 1